Derivatives and hedge accounting - Schedule of derivatives (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets Fair value	kr 6,721	kr 10,643
Liabilities Fair value	8,988	5,227
Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	650,807	690,696
Interest rate-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair value	4,624	5,066
Liabilities Fair value	1,332	919
Interest rate-related contracts | of which in fair value hedges
Disclosure of detailed information about financial instruments [line items]
Assets Fair value	1,067	525
Liabilities Fair value	302	358
Interest rate-related contracts | of which in cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Assets Fair value		(4)
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	510,865	531,122
Interest rate-related contracts | Derivatives | of which in fair value hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	227,635	261,126
Interest rate-related contracts | Derivatives | of which in cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amounts		5,000
Currency-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair value	2,097	5,577
Liabilities Fair value	7,550	4,120
Currency-related contracts | of which in fair value hedges
Disclosure of detailed information about financial instruments [line items]
Assets Fair value	1,877	1,448
Liabilities Fair value	1,107	2,566
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	137,052	154,836
Currency-related contracts | Derivatives | of which in fair value hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	32,167	35,260
Equity-related contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair value		70
Equity-related contracts | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts		90
Contracts related to commodities, credit risk, etc.
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair value	105	118
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	kr 2,890	kr 4,648